Revenue - Schedule of Deferred Commissions (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred commission, current	$ 1,375	$ 1,030
Deferred commission, non-current	1,083	1,697
Total deferred commission	$ 2,458	$ 2,727